UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Rail-Splitter Capital Managemet
Address:  303 W. Madison St. - Suite 1325
	  Chicago, IL  60606

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kurt D. Koeplin
Title:     CFO
Phone:     312.629.4952
Signature, 			Place and 	Date of Signing:
Kurt D. Koeplin			Chicago, IL	_________________10/8/2012______________

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:  304,201

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ 		INVSTMT   OTHER        VOTING AUTHORITY
 NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL 		DISCRETN MANAGERS   SOLE   	 SHARED    NONE
  --------------	---------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- --------  ----
AIMIA INC CMN		COMMON STOCK	00900Q103	 9,224 	 615,500 			Share Defined	1		615500	0
ADVISORY BRD CO 	COMMON STOCK	00762W107	 909 	 19,000 			Share Defined	1		19000	0
AFFILIATED MGRS		COMMON STOCK	008252108	 9,637 	 78,346 			Share Defined	1		78346	0
AIRGAS INC CMN		COMMON STOCK	009363102	 5,196 	 63,135 			Share Defined	1		63135	0
ALLIANCE DATA SYSTEMS 	COMMON STOCK	018581108	 11,344  79,918 			Share Defined	1		79918	0
AMPHENOL CORP CL-A 	COMMON STOCK	032095101	 9,003 	 152,900 			Share Defined	1		152900	0
APPLE, INC. CMN		COMMON STOCK	037833100	 12,626	 18,927 			Share Defined	1		18927	0
ARUBA NETWORKS, INC. 	COMMON STOCK	043176106	 8,249 	 366,881 			Share Defined	1		366881	0
BROOKDALE SENIOR LIVING	COMMON STOCK	112463104	 11,484  494,588 			Share Defined	1		494588	0
CINTAS CORPORATION CMN	COMMON STOCK	172908105	 5,826 	 140,629 			Share Defined	1		140629	0
CME GROUP INC. CMN 	COMMON STOCK	12572Q105	 6,984 	 121,905 			Share Defined	1		121905	0
COGNIZANT TECHNOLOGY 	COMMON STOCK	192446102	 8,503 	 121,665 			Share Defined	1		121665	0
COMCAST CORPORATION 	COMMON STOCK	20030N101	 9,719 	 271,900 			Share Defined	1		271900	0
DICKS SPORTING GOODS 	COMMON STOCK	253393102	 12,694  244,812 			Share Defined	1		244812	0
DSW INC. CMN CLASS A	COMMON STOCK	23334L102	 11,426  171,251 			Share Defined	1		171251	0
ENERGY XXI (BERMUDA) 	COMMON STOCK	G10082140	 5,404 	 154,587 			Share Defined	1		154587	0
EXPRESS SCRIPTS 	COMMON STOCK	30219G108	 7,093 	 113,250 			Share Defined	1		113250	0
GROUPON INC CMN CLASS A	COMMON STOCK	399473107	 4,225 	 886,733 			Share Defined	1		886733	0
GSE HOLDINGS INC CMN	COMMON STOCK	36191X100	 2,196 	 279,751 			Share Defined	1		279751	0
HEALTHSOUTH CORP	COMMON STOCK	421924309	 4,967 	 206,445 			Share Defined	1		206445	0
JPMORGAN CHASE & CO CMN	COMMON STOCK	46625H100	 7,290 	 180,100 			Share Defined	1		180100	0
KAYAK SOFTWARE CORP 	COMMON STOCK	486577109	 5,169 	 146,307 			Share Defined	1		146307	0
OASIS PETROLEM INC CMN	COMMON STOCK	674215108	 5,885 	 199,700 			Share Defined	1		199700	0
PAREXEL INTERNATIONAL 	COMMON STOCK	699462107	 10,539  342,608 			Share Defined	1		342608	0
PETSMART, INC. CMN	COMMON STOCK	716768106	 4,205 	 60,958 			Share Defined	1		60958	0
PRAXAIR, INC CMN SERIES	COMMON STOCK	74005P104	 2,058 	 19,815 			Share Defined	1		19815	0
PRECISION CASTPARTS 	COMMON STOCK	740189105	 10,427  63,834 			Share Defined	1		63834	0
PROS HOLDINGS, INC. CMN	COMMON STOCK	74346Y103	 799 	 41,900 			Share Defined	1		41900	0
QUALCOMM INC CMN	COMMON STOCK	747525103	 7,219 	 115,558 			Share Defined	1		115558	0
ROSS STORES,INC CMN	COMMON STOCK	778296103	 5,102 	 78,990 			Share Defined	1		78990	0
SANOFI SPONSORED ADR 	COMMON STOCK	80105N105	 6,007 	 139,505 			Share Defined	1		139505	0
SBA COMMUNICATIONS 	COMMON STOCK	78388J106	 14,480  230,200 			Share Defined	1		230200	0
SELECT COMFORT CORP	COMMON STOCK	81616X103	 7,239 	 229,579 			Share Defined	1		229579	0
SEMTECH CORP CMN	COMMON STOCK	816850101	 4,369 	 173,800 			Share Defined	1		173800	0
SHERWIN-WILLIAMS CO CMN	COMMON STOCK	824348106	 12,300  82,600 			Share Defined	1		82600	0
THE FRESH MARKET, INC. 	COMMON STOCK	35804H106	 7,276 	 121,414 			Share Defined	1		121414	0
THERMO FISHER 		COMMON STOCK	883556102	 13,267  225,512 			Share Defined	1		225512	0
THERMON GROUP HOLDINGS	COMMON STOCK	88362T103	 7,623 	 305,046 			Share Defined	1		305046	0
VISA INC. CMN CLASS A	COMMON STOCK	92826C839	 10,524  78,375 			Share Defined	1		78375	0
WESTLAKE CHEMICAL 	COMMON STOCK	960413102	 4,980 	 68,164 			Share Defined	1		68164	0
ZUMIEZ INC. CMN		COMMON STOCK	989817101	 426 	 15,348 			Share Defined	1		15348	0
CALL/AMG@120EXP12/22/12	COMMON STOCK	9EDDNZIF5	 143 	 200 		CALL		Share Defined	1		200	0
CALL/TSLA@30EXP01/19/13	COMMON STOCK	9EDCLSRP3	 165 	 660 		CALL		Share Defined	1		660	0










Records	4	Total Mkt Value	304,201

